LEASES - Lease Terms and Discount Rates (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Weighted average remaining lease term: Operating leases (in years)	3 years 7 months 6 days	1 year
Weighted average remaining lease term: Financing leases (in years)	1 year 9 months 18 days	1 year 4 months 24 days
Weighted average discount rate: Operating leases (as a percent)	9.90%	10.00%
Weighted average discount rate: Financing leases (as a percent)	8.00%	7.60%
ROU assets acquired in exchange for operating lease liabilities	$ 42
ROU assets acquired in exchange for finance lease liabilities		$ 79